Income Taxes (Details) - Schedule of Deferred Tax Assets and Deferred Tax Liabilities - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Deferred tax assets:
Bad debt allowance	$ 82,312	$ 85,006
Inventory impairment provision	216,892	164,987
Other deductible temporary difference	(143,805)	(55,232)
Net operating loss carry-forward	445,937	371,643
Deferred tax, Gross	(601,336)
Total		$ 566,404